Share Capital, Share Premium and Shares Held in Treasury - Summary of Called up Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
At start of year	£ 286
At end of year	£ 286	£ 286
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of year	1,980,802,659	2,011,043,101
Issue of ordinary shares	1,496,653	3,059,558
Issue of bonus share		1
Cancellation of shares		(33,300,001)
At end of year	1,982,299,312	1,980,802,659
At start of year	£ 286	£ 290
Issue of ordinary shares		1
Cancellation of shares		(5)
At end of year	£ 286	£ 286